Note 16 - Forward Contract (Details Textual) - USD ($)			1 Months Ended	12 Months Ended			31 Months Ended
	Jun. 13, 2022	Nov. 12, 2020	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 12, 2022
Stock Issued During Period, Value, New Issues						$ 111,594,000
Unrealized Gain (Loss) on Derivatives				$ 1,071,000	$ 444,000	(0)
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Derivative Liability, Total	$ 1,237,000					$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Forward Liability [Member]
Derivative Liability, Total		$ 278,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Forward Contract [Member]
Derivative Asset, Total	1,237,000			0	166,000
Unrealized Gain (Loss) on Derivatives					$ 444,000
Gain (Loss) on Sale of Derivatives				$ 1,071,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member]
Stock Issued During Period, Value, New Issues							$ 1,990,000
Shares Issued, Price Per Share (in dollars per share)							$ 2.5125
Stock Issued During Period, Shares, New Issues (in shares)							1,990,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Value, New Issues	$ 5,000,000		$ 5,000,000
Shares Issued, Price Per Share (in dollars per share)		$ 2.5125
Stock Issued During Period, Shares, New Issues (in shares)	1,990,000	1,990,000	1,990,000